Investment Securities (Fair Value of Securities Pledged and Accepted as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment Securities Disclosure [Abstract]
Pledged to others	$ 9,493	$ 9,674
Permitted by contract or custom to sell or repledge	912	1,100
Permitted amount repledged to others	$ 799	$ 943